Subsequent Events (Detail) (USD $)				0 Months Ended		0 Months Ended
	Jun. 13, 2014	Jun. 15, 2014 Covidien PLC	Jun. 13, 2014 Subsequent Event	Jun. 15, 2014 Subsequent Event Covidien PLC	Jun. 15, 2014 Covidien PLC Subsequent Event New Medtronic	Jul. 25, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement	Jun. 15, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement	Jun. 15, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement Subsequent Event
Subsequent Event [Line Items]
Cash issued per share				$ 35.19
Stock issued per share				0.956
Total consideration				$ 42,900,000,000
Share price	$ 60.70		$ 60.70
Ownership percentage					30.00%
Termination fee		850,000,000		850,000,000
Debt term						364 days	364 days	60 days	60 days
Maximum aggregate principal amount							2,800,000,000		13,500,000,000
Additional capital required				$ 13,500,000,000